ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2020	2019
Vessel operating expenses	12,841	8,668
Administrative expenses	1,603	1,694
Interest expense	6,616	6,770
	21,060	17,132